Related party transactions	12 Months Ended
Mar. 31, 2025
Related party transactions
30
. Related party transactions
Until June 30, 2023, the Bank’s principal related parties consist of eHDFC (Principal owner), subsidiaries of eHDFC and affiliates of the Bank (Others). With effect from July 1, 2023, HDFC Bank Limited (“HDFC Bank”) has acquired 100% share capital of eHDFC by way of amalgamation at the acquisition date (the “Transaction”). Consequently, subsidiaries of eHDFC became subsidiaries/ associate of HDFC Bank. The Bank enters into transactions with its related parties, such as providing banking services, sharing costs and service providers, purchasing services, making joint investments, and borrowing from related parties and subletting premises. The Bank is prohibited from making loans to companies with which it has directors in common. The Bank, being an authorized dealer, deals in foreign exchange and derivative transactions with certain parties which include the principal owner and related companies. The foreign exchange and derivative transactions are undertaken in line with the RBI guidelines. The Bank’s related party balances and transactions are in the normal course of business and are summarized as follows:
Balances payable to related parties are as follows:

	As of March 31,
	2024						2025
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Balances in non-interest-bearing deposits	Rs.	—	Rs.	2,522.6	Rs.	2,522.6	Rs.	—	Rs.	2,349.0	Rs.	2,349.0	US$	27.5
Balances in interest-bearing deposits		—		4,006.3		4,006.3		—		462.6		462.6		5.4
Accrued expenses and other liabilities		—		—		—		—		110.8		110.8		1.3

Total	Rs.	—	Rs.	6,528.9	Rs.	6,528.9	Rs.	—	Rs.	2,922.4	Rs.	2,922.4	US$	34.2

Balances receivable from related parties are as follows:

	As of March 31,
	2024						2025
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Loans	Rs.	—	Rs.	34,504.5	Rs.	34,504.5	Rs.	—	Rs.	28.2	Rs.	28.2	US$	0.3
Other assets		—		1,878.6		1,878.6		—		1,713.7		1,713.7		20.1
Investments available for sale securities		—		28,364.6		28,364.6		—		28,498.1		28,498.1		333.6

Total	Rs.	—	Rs.	64,747.7	Rs.	64,747.7	Rs.	—	Rs.	30,240.0	Rs.	30,240.0	US$	354.0

Purchase of property and equipment from related parties for the fiscal years ended March 31, 2024 and
March 31,
2025
is
nil
 and Rs. 2.9 million respectively.
Purchase and sale of investments from Others for the fiscal year ended March 31, 2025 is nil
(previous year Rs. 316.7 million) and Rs. 10,131.7 million (previous year Rs. 8,859.5 million), respectively. Investments of Others in the Bank’s subordinated debt for the fiscal year ended March 31, 2025 were Rs. 12,191.0 million (previous year Rs. 10,241.0 million).

Included in the determination of net income are the following significant transactions with related parties:

	Fiscal year ended March 31,
	2023						2024						2025
	Principal owner		Others		Total		Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Non-interest revenue-Fees and commissions	Rs.	5,888.2	Rs.	26,766.6	Rs.	32,654.8	Rs.	1,670.2	Rs.	8,205.3	Rs.	9,875.5	Rs.	—	Rs.	6,996.6	Rs.	6,996.6	US$	81.90
Interest and Dividend revenue		—		0.1		0.1		—		3,242.9		3,242.9		—		732.0		732.0		8.6
Interest expense-Deposits		(95.3)		(606.1)		(701.4)		(30.6)		(115.4)		(146.0)		—		(29.0)		(29.0)		(0.3)
Non-interest expense-Administrative and other		(8,631.1)		(5,524.8)		(14,155.9)		(2,424.6)		(4,140.1)		(6,564.7)		—		(2,179.8)		(2,179.8)		(25.5)
Non-interest expense-Premises and equipment		(15.6)		—		(15.6)		(0.5)		(1.2)		(1.7)		—		(1.2)		(1.2)		—
Interest Expenses-Others		—		—		—		—		(514.7)		(514.7)		—		(856.4)		(856.4)		(10.0)
Non-interest revenue-Others		—		—		—		—		78.0		78.0		—		—		—		—
Other transactions with the Bank’s principal owner are as follows:
During the fiscal years ended March 31, 2024 and March 31, 2025, the Bank purchased loans from the principal owner aggregating Rs.116,320.0 million and nil, respectively. Dividends paid to the principal owner during the fiscal years ended March 31, 2024 and March 31, 2025 were nil and nil,
respectively.
The notional principal amount and the
mark-to-market
gains in respect of foreign exchange and derivative contracts outstanding as of March 31, 2025 was nil (previous year nil) and nil (previous year nil), respectively. During the fiscal year ended March 31, 2025, the Bank issued Guarantees on behalf of its Principal owner and Others for nil (previous year nil) and for Rs. 2.5 million (previous year Rs. 2.5 million), respectively.
For contributions made to provident funds and pension funds set up by the Bank, see note 25—Retirement benefits.